John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name  : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

October 3, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Strategic Series– (the “Trust”)

John Hancock Income Funds Class A, Class B, Class C and Class I Prospectuses and

--John Hancock Strategic Income Fund (the “Fund”);

File No. 811-4651 and 33-5186

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Class A, B,C and Class I shares Prospectuses for the Fund dated October 1, 2007 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary